Critical Accounting Estimates and Judgments - Additional Information (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)	Mar. 02, 2023 SEK (kr)	Mar. 02, 2023 USD ($)
Disclosure of accounting judgements and estimates [line items]
Allowances for estimated losses on trade and customer receivables	kr 2,500	kr 2,400
Percentage of allowances for estimated losses on gross trade and customer finance receivables	4.00%	4.00%
Allowances for estimated losses on inventory valuation	kr 5,700	kr 3,600
Allowances for estimated losses on inventory valuation, percentage	11.00%	9.00%
Write-downs for intangible assets and goodwill	kr (61)	kr (313)	kr (137)
Goodwill	84,570	38,204
Provisions	11,588	9,504	kr 10,466
Contingent liabilities	3,322	1,614
Defined benefit obligation (DBO)	83,691	113,543
Fair value of plan assets	60,480	81,355
Deferred tax assets	19,394	23,109
Non Adjusting Events After Reporting Period [Member] | United States Department Of Justice [Member]
Disclosure of accounting judgements and estimates [line items]
Agreed fine to be paid				kr 2,200	$ 206,728,848
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 110,900	kr 42,000